LICENSE AND SUPPLY AGREEMENTS	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
LICENSE AND SUPPLY AGREEMENTS

NOTE 7 – LICENSE AND SUPPLY AGREEMENTS

In November 2017, the Company signed an exclusive license agreement with NanoCarrier Co., Ltd. for the development, commercialization, and supply of ofra-vec in Japan. VBL retains rights to ofra-vec globally except for Japan (“The License Agreement”). Under the terms of the agreement, VBL has granted NanoCarrier an exclusive license to develop and commercialize ofra-vec in Japan for all indications. VBL will supply NanoCarrier with ofra-vec, and NanoCarrier will be responsible for all regulatory and other clinical activities necessary for commercialization in Japan. In exchange, the Company received an up-front nonrefundable payment of $15.0 million, and is entitled to receive greater than $100.0 million in additional payments if certain development and commercial milestones are achieved. VBL will also receive tiered royalties on net sales. In addition, if NanoCarrier enters into a sublicense agreement, the Company would be entitled to receive royalties from the sublicense income received by NanoCarrier.

The performance obligation relating to the Company’s participation and consulting assistance services during the development period is recognized over the service period. During 2022 and 2021, the Company recognized revenue in an amount of $0.7 million and $0.8 million, respectively related to the Company’s participation and consulting assistance services of ofra-vec in Japan for all indications. In September 2022, the License Agreement was terminated. As VBL does not expect to generate additional revenues from the achievement of new milestones or royalties under the License Agreement, VBL expensed the remaining deferred revenue.

Revenues recognized in 2022 and 2021 were related to the Company’s participation and consulting assistance services from the License Agreement. All of the revenues recognized in 2022 were included in the opening balance of the deferred revenue in the balance sheets.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)